INTANGIBLE ASSETS, NET- Impairment and Amortization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss		¥ 1,386
Amortization expenses	¥ 1,596	5,599	¥ 6,042
Amortization expenses included in cost of sales	276	¥ 3,696	3,063
Trade names
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss			¥ 5,030
Other
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss	¥ 8,885